NOTE 18 - INCOME TAXES - Reconciliation of Statutory Rate and Effective Rate for Provisions for Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal Tax statutory rate	34.00%	34.00%	34.00%
State tax statutory rate	6.00%	8.84%	8.84%
Permanent differences	(6.72%)	0.00%
Valuation allowance	(33.28%)	(42.84%)	(42.84%)
Effective rate	0.00%	0.00%	0.00%